Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company has established cybersecurity policies to process cybersecurity threats from the crisis management phase whereby the
Company conducts severity and materiality assessments to the disclosure phase. The purpose of these procedures is to ensure that
TORM complies with statutory and regulatory requirements such as the: (i) Commission’s cybersecurity policy requiring registrants to disclose material cybersecurity incidents on Form 6-K and to disclose on an annual basis material information regarding its cybersecurity risk management, strategy and governance on Form 20-F; and (ii) Network and Information Security Directive 2 (NIS2
Directive) from the European Union which aims to achieve a high common level of cybersecurity across Member States.
These policies are intended to apply to all cybersecurity incidents with material or critical risk impact to the Company’s employees, assets and third parties, including customers, external consultants, vendors, and suppliers. An incident (or collection of related incidents)
is considered material if there is a substantial likelihood that a reasonable shareholder would consider it important in making an investment decision, or if it would have significantly altered the "total mix" of information made available.
The company is continuously reassessing its IT risks. In 2025, the estimated likelihood that a cybersecurity incident would occur remained rated as possible, driven by persistent global cyber threats, the adoption of new technologies, and rising geopolitical tensions.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	IT Security Policies
The Company’s IT Security Policy is based on ISO27001:2022. The purpose of the IT Security Policy is to preserve the confidentiality, integrity, and availability of systems and data used by TORM, to reduce the risk of information security incidents, and to ensure compliance with relevant legislation.
The Company has a defined cybersecurity incident response policy based on the Sysadmin Audit, Network and Security, or SANS, incident response framework. The purpose of the incident response policy is to ensure that TORM detects, responds to and reports security incidents to minimize impact, prevent foreseen future incidents and to comply with regulatory requirements.
To proactively manage cybersecurity risks, the Company has defined an IT risk management policy based on ISO27005 and integrated the following procedures: (i) Crisis Management Procedure; (ii) Security Incident Management Procedure, (iii) Business Continuity
Procedure; (iv) Disaster Recovery Procedure; (v) Disclosure Procedure, and (vi) Data Breach Response.
To ensure that the Company can comprehensively respond to cybersecurity incidents, the Company has developed and maintained certain procedures including, but not limited to, identifying, and maintaining inventory of critical IT assets, securing defined lines of communication, providing employees with cybersecurity awareness training, testing incident response plans annually and training the
Board of Directors and the Senior Management Team on our cybersecurity policies.
The Company has established a detection procedure whereby it deploys a monitoring system that analyzes correlated events from multiple systems and notifies IT of incidents that should be investigated and assessed. The Company has also implemented procedures to continuously monitor vulnerabilities in its systems to proactively mitigate these vulnerabilities before a potential exploit.
Additionally, the Company shall attempt to contain the incident’s impact and intend to remediate or remove any malware or other artifacts introduced by the attacks. In case a significant cybersecurity incident occurs, the Company shall compile a detailed examination and discussion of the events, no later than two weeks after the incident.
In addition to the Company’s cybersecurity incident response policy described above, TORM has implemented a third-party management policy which is based on Control Objectives for Information and Related Technologies, or COBIT, 2019 control objectives.  The policy applies to any third-party person, independent consultant, organization, or legal entity, including supplier, vendors, or business partners with whom TORM contracts for IT products and services. The Company performs due diligence on its third-party management to ensure that the performance of the supplier, IT security measures and third-party risks are regularly reviewed and assessed.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Board of Directors, which ultimately oversees cybersecurity risks and initiatives.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Risk Committee monitors the progress of TORM’s cybersecurity efforts and together with the Chief Financial Officer ensures integrity of reporting.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Based on the risk assessment, risks are prioritized for risk treatment to comply with the defined risk appetite and exceptions are escalated to the risk owner (the Chief Financial Officer) for approval.
Cybersecurity risks are being continuously monitored and the risk registers for vessels and office are being reviewed on an annual basis.
Head of Group IT and the Company's CISO annually report on risks and approved exceptions to the Senior Management Team and the
Risk Committee.
Cybersecurity Risk Role of Management [Text Block]	The Chief Financial Officer has the overall risk ownership and accountability to control such risk. The Chief Financial Officer ensures the formulation of cybersecurity strategies and follows up on the implementation of these strategies, which are delegated to the Head of
Group IT and the CISO, who, together, set targets, asses risks, develop policies and procedures, and execute our cybersecurity efforts.
The Head of Group IT and the CISO regularly report to the Risk Committee and the  Board of Directors, which ultimately oversees cybersecurity risks and initiatives. The Risk Committee monitors the progress of TORM’s cybersecurity efforts and together with the
Chief Financial Officer ensures integrity of reporting.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The head of Group IT, assisted by the Company's CISO, is responsible for keeping the IT security policy and the IT Risk Management
Policy updated and communicated to relevant stakeholders in the TORM Group. Furthermore, it is the head of Group IT’s responsibility to ensure that these policies are reviewed at least once a year and re-approved by the Risk Committee of the Board of Directors.
Under the IT Risk Management Policy, cybersecurity risks are identified and evaluated based on an evaluation of threat scenarios, critical assets, vulnerabilities, threats and existing controls. Based on the risk assessment, risks are prioritized for risk treatment to comply with the defined risk appetite and exceptions are escalated to the risk owner (the Chief Financial Officer) for approval.
Cybersecurity risks are being continuously monitored and the risk registers for vessels and office are being reviewed on an annual basis.
Head of Group IT and the Company's CISO annually report on risks and approved exceptions to the Senior Management Team and the
Risk Committee.
The Chief Financial Officer has the overall risk ownership and accountability to control such risk. The Chief Financial Officer ensures the formulation of cybersecurity strategies and follows up on the implementation of these strategies, which are delegated to the Head of
Group IT and the CISO, who, together, set targets, asses risks, develop policies and procedures, and execute our cybersecurity efforts.
The Head of Group IT and the CISO regularly report to the Risk Committee and the  Board of Directors, which ultimately oversees cybersecurity risks and initiatives. The Risk Committee monitors the progress of TORM’s cybersecurity efforts and together with the
Chief Financial Officer ensures integrity of reporting.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Head of Group IT has more than 10 years of experience in IT management, with six years of experience in roles as chief information officer and Head of IT with enterprise responsibility for information security. Apart from this, the Head of Group IT is
Certified in Cybersecurity (CC) from ISC2, has attended the NIS2 Executive Program by Bech-Bruun and is attending the NIS2
Executive Network also at Bech-Bruun.
The Company has a dedicated CISO with more than 10 years of experience in the cybersecurity field to head the IT Risk and Security team and to lead the continuous work on increasing the cybersecurity maturity in the Company.
The Chief Financial Officer has extensive experience from senior positions in banking and from heading up the Company’s IT and Risk
Management Division for more than five years. The Chief Financial Officer is responsible for IT, as well as Risk Management, and has focused intensively on information security, including cybersecurity, and followed a designated NIS2 Executive Program.
The Chief Executive Officer has extensive experience from senior management positions in the shipping industry for over 25 years. As
Chief Executive Officer and a member of the Board of Directors, he has had the overall managerial responsibility for the Company’s information security, and he has been closely involved in designing the Company’ Risk Management set-up and procedures.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Under the IT Risk Management Policy, cybersecurity risks are identified and evaluated based on an evaluation of threat scenarios, critical assets, vulnerabilities, threats and existing controls. Based on the risk assessment, risks are prioritized for risk treatment to comply with the defined risk appetite and exceptions are escalated to the risk owner (the Chief Financial Officer) for approval.
Cybersecurity risks are being continuously monitored and the risk registers for vessels and office are being reviewed on an annual basis.
Head of Group IT and the Company's CISO annually report on risks and approved exceptions to the Senior Management Team and the
Risk Committee.
The Chief Financial Officer has the overall risk ownership and accountability to control such risk. The Chief Financial Officer ensures the formulation of cybersecurity strategies and follows up on the implementation of these strategies, which are delegated to the Head of
Group IT and the CISO, who, together, set targets, asses risks, develop policies and procedures, and execute our cybersecurity efforts.
The Head of Group IT and the CISO regularly report to the Risk Committee and the  Board of Directors, which ultimately oversees cybersecurity risks and initiatives. The Risk Committee monitors the progress of TORM’s cybersecurity efforts and together with the
Chief Financial Officer ensures integrity of reporting.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true